Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Total
Balance at Mar. 31, 2017	$ 4,000,000		$ 277,116	$ 4,277,116
Balance, shares at Mar. 31, 2017	400,000,000
Issued shares of common stock	$ 2,236,000			2,236,000
Issued shares of common stock, shares	223,600,000
Net income loss			806,626	806,626
Balance at Mar. 31, 2018	$ 6,236,000		1,083,742	7,319,742
Balance, shares at Mar. 31, 2018	623,600,000
Share base compensation		25,614		25,614
Net income loss			64,282	64,282
Balance at Mar. 31, 2019	$ 6,236,000	25,614	1,148,024	7,409,638
Balance, shares at Mar. 31, 2019	623,600,000
Issued shares of common stock	$ 72,610			72,610
Issued shares of common stock, shares	7,261,000
Share base compensation		35,413		35,413
Net income loss			(3,713,393)	(3,713,393)
Balance at Mar. 31, 2020	$ 6,308,610	$ 61,027	$ (2,565,369)	$ 3,804,268
Balance, shares at Mar. 31, 2020	630,861,000